MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.2%
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 1.1%
Telkom Indonesia Persero Tbk PT	29,014,200	$7,761,955	(a)

Entertainment - 0.4%
Sea Ltd., ADR	50,145	2,910,416	*

Interactive Media & Services - 7.0%
NAVER Corp.	36,712	5,139,125	(a)
Tencent Holdings Ltd.	1,033,200	43,808,898	(a)

Total Interactive Media & Services		48,948,023

TOTAL COMMUNICATION SERVICES		59,620,394

CONSUMER DISCRETIONARY - 11.7%
Automobile Components - 0.9%
Minth Group Ltd.	2,202,000	6,054,471	(a)

Automobiles - 1.5%
Maruti Suzuki India Ltd.	89,725	10,731,003	(a)

Broadline Retail - 4.4%
Alibaba Group Holding Ltd.	303,640	3,160,841	*(a)
Alibaba Group Holding Ltd., ADR	232,949	19,416,299	*
JD.com Inc., ADR	230,891	7,880,310
JD.com Inc., Class A Shares	37,371	637,346	(a)

Total Broadline Retail		31,094,796

Hotels, Restaurants & Leisure - 2.0%
Meituan, Class B Shares	879,800	13,796,071	*(a)

Textiles, Apparel & Luxury Goods - 2.9%
Titan Co. Ltd.	537,616	20,017,856	(a)

TOTAL CONSUMER DISCRETIONARY		81,694,197

CONSUMER STAPLES - 2.4%
Consumer Staples Distribution & Retail - 2.1%
Robinsons Retail Holdings Inc.	3,420,045	3,389,097
Wal-Mart de Mexico SAB de CV	2,888,200	11,455,272

Total Consumer Staples Distribution & Retail		14,844,369

Personal Care Products - 0.3%
LG H&H Co. Ltd.	5,943	2,076,873	(a)

TOTAL CONSUMER STAPLES		16,921,242

ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Cosan SA	3,624,152	13,540,804
Reliance Industries Ltd.	620,191	19,332,028	(a)

TOTAL ENERGY		32,872,832

See Notes to Schedule of Investments.

Martin Currie Emerging Markets Fund 2023 Quarterly Report	1

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 25.2%
Banks - 18.8%
Al Rajhi Bank	604,621	$11,833,750	(a)
Bank Negara Indonesia Persero Tbk PT	6,385,900	3,918,075	(a)
Bank Rakyat Indonesia Persero Tbk PT	41,485,400	15,145,974	(a)
Capitec Bank Holdings Ltd.	53,986	4,497,091
China Merchants Bank Co. Ltd., Class H Shares	2,442,500	11,140,466	(a)
Credicorp Ltd.	54,328	8,020,986
Grupo Financiero Banorte SAB de CV, Class O Shares	1,394,100	11,469,134
HDFC Bank Ltd., ADR	409,196	28,520,961
ICICI Bank Ltd., ADR	875,937	20,216,626
Kotak Mahindra Bank Ltd.	504,504	11,378,318	(a)
Ping An Bank Co. Ltd., Class A Shares	3,719,400	5,765,076	(a)

Total Banks		131,906,457

Capital Markets - 1.8%
B3 SA - Brasil Bolsa Balcao	4,089,600	12,478,396

Insurance - 4.6%
AIA Group Ltd.	1,740,400	17,676,372	(a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	2,275,000	14,530,237	(a)

Total Insurance		32,206,609

TOTAL FINANCIALS		176,591,462

HEALTH CARE - 3.1%
Health Care Providers & Services - 1.5%
Dr Sulaiman Al Habib Medical Services Group Co.	52,465	4,014,086	(a)
Odontoprev SA	2,435,600	6,312,559

Total Health Care Providers & Services		10,326,645

Life Sciences Tools & Services - 0.7%
Wuxi Biologics Cayman Inc.	996,500	4,789,233	*(a)

Pharmaceuticals - 0.9%
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H Shares	2,350,500	6,297,061	(a)

TOTAL HEALTH CARE		21,412,939

INDUSTRIALS - 5.3%
Electrical Equipment - 4.1%
Contemporary Amperex Technology Co. Ltd., Class A Shares	343,260	10,845,726	(a)
LG Energy Solution Ltd.	5,404	2,278,284	*(a)
WEG SA	1,958,200	15,467,007

Total Electrical Equipment		28,591,017

See Notes to Schedule of Investments.

2	Martin Currie Emerging Markets Fund 2023 Quarterly Report

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Machinery - 1.2%
Shenzhen Inovance Technology Co. Ltd., Class A Shares	676,700	$5,998,023	(a)
Wuxi Lead Intelligent Equipment Co. Ltd., Class A Shares	494,780	2,473,328	(a)

Total Machinery		8,471,351

TOTAL INDUSTRIALS		37,062,368

INFORMATION TECHNOLOGY - 28.1%
Electronic Equipment, Instruments & Components - 3.2%
Delta Electronics Inc.	1,205,367	13,358,277	(a)
Samsung SDI Co. Ltd.	18,329	9,359,420	(a)

Total Electronic Equipment, Instruments & Components		22,717,697

IT Services - 1.5%
EPAM Systems Inc.	18,139	4,076,740	*
Globant SA	35,127	6,313,025	*

Total IT Services		10,389,765

Semiconductors & Semiconductor Equipment - 14.7%
Globalwafers Co. Ltd.	661,000	10,608,136	(a)
SK Hynix Inc.	246,342	21,644,694	(a)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	641,851	64,775,603
Xinyi Solar Holdings Ltd.	5,034,000	5,844,459	(a)

Total Semiconductors & Semiconductor Equipment		102,872,892

Technology Hardware, Storage & Peripherals - 8.7%
Samsung Electronics Co. Ltd.	1,103,418	60,757,817	(a)

TOTAL INFORMATION TECHNOLOGY		196,738,171

MATERIALS - 7.2%
Chemicals - 4.1%
Asian Paints Ltd.	235,559	9,672,963	(a)
LG Chem Ltd.	26,763	13,624,024	(a)
Orbia Advance Corp. SAB de CV	2,546,725	5,452,911

Total Chemicals		28,749,898

Construction Materials - 1.2%
UltraTech Cement Ltd.	82,573	8,360,740	(a)

Metals & Mining - 1.9%
Antofagasta PLC	726,897	13,517,712	(a)

TOTAL MATERIALS		50,628,350

UTILITIES - 1.0%
Gas Utilities - 1.0%
ENN Energy Holdings Ltd.	563,000	7,042,055	(a)

TOTAL INVESTMENTS - 97.2% (Cost - $721,935,291)		680,584,010
Other Assets in Excess of Liabilities - 2.8%		19,358,196

TOTAL NET ASSETS - 100.0%		$699,942,206

See Notes to Schedule of Investments.

Martin Currie Emerging Markets Fund 2023 Quarterly Report	3

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:
ADR — American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	Martin Currie Emerging Markets Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Martin Currie Emerging Markets Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

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Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

6

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$2,910,416	$56,709,978	—	$59,620,394
Consumer Discretionary	27,296,609	54,397,588	—	81,694,197
Consumer Staples	14,844,369	2,076,873	—	16,921,242
Energy	13,540,804	19,332,028	—	32,872,832
Financials	85,203,194	91,388,268	—	176,591,462
Health Care	6,312,559	15,100,380	—	21,412,939
Industrials	15,467,007	21,595,361	—	37,062,368
Information Technology	75,165,368	121,572,803	—	196,738,171
Materials	5,452,911	45,175,439	—	50,628,350
Utilities	—	7,042,055	—	7,042,055

Total Investments	$246,193,237	$434,390,773	—	$680,584,010

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

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